Interest and Finance Costs - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest And Finance Cost Disclosure [Abstract]
Interest on long-term debt	$ 644	$ 641	$ 2,577	$ 2,359	$ 1,796
Interest on promissory note	17	17	69	12
Capitalized interest				(13)	(228)
Amortization of financing costs	38	43	164	173	136
Total	$ 699	$ 701	$ 2,810	$ 2,531	$ 1,704